Fair value of financial instruments (Tables)	3 Months Ended
Mar. 31, 2020
Fair value of financial instruments
Schedule of Fair Value of Financial assets and liabilities Measurement

	March 31, 2020
	Level 1	Level 2	Level 3
	(unaudited)
Cash and cash equivalents:
Cash	$24,753	$—	$—
Deposits	3,457	—	—
Bank Deposits	15,000	—	—
Restricted deposits	3,492	—	—
Investment in marketable securities	—	110,333	—
Derivatives	—	(118)	—
Contingent consideration	—	—	(6,070)
	$46,702	$110,215	$(6,070)

	December 31, 2019
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$21,289	$—	$—
Deposits	2,882	—	—
Bank Deposits	15,000	—	—
Restricted deposits	3,492	—	—
Investment in marketable securities	—	110,364	—
Derivatives	—	179	—
Contingent consideration	—	—	(6,327)
	$42,663	$110,543	$(6,327)

	December 31, 2018
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$15,850	$—	$—
Deposits	40,105	—	—
Restricted deposits	3,518	—	—
Derivatives	—	(598)	—
	$59,473	$(598)	$—

Summary of Changes in Fair Value of Contingent Consideration

Fair value as of December 31, 2018	$—
Acquisition of ClearVoice	(4,240)
Change in fair value	(2,087)
Fair value as of December 31, 2019	$(6,327)
Change in fair value (unaudited)	257
Fair value as of March 31, 2020 (unaudited)	$(6,070)